Fees Summary	Sep. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,322,000
Previously Paid Amount	0.00
Total Fee Amount	355.50
Total Offset Amount	0.00
Net Fee	355.50
Narrative - Max Aggregate Offering Price	$ 2,322,000
Final Prospectus	true